Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Estimated Fair Values and Carrying Amounts of Financial Instruments

The estimated fair values and carrying amounts of the Company’s financial instruments are as follows:

	December 31, 2014		December 31, 2013
(Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and cash equivalents	$548,095	$548,095	$391,396	$391,396
Investment securities	2,275,813	2,278,334	2,090,906	2,089,363
Loans and loans held for sale, net of unearned income	11,581,116	11,605,446	9,620,461	9,724,432
FDIC loss share receivable	69,627	19,606	162,312	21,918
Derivative instruments	32,903	32,903	30,076	30,076
Accrued interest receivable	37,696	37,696	32,143	32,143

Financial Liabilities
Deposits	$12,520,525	$12,298,017	$10,737,000	$10,226,573
Short-term borrowings	845,742	845,742	680,344	680,344
Long-term debt	403,254	376,139	280,699	235,503
Derivative instruments	31,354	31,354	26,735	26,735
Accrued interest payable	8,258	8,258	6,102	6,102